Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Baillie Gifford Institutional Trust
Entity Central Index Key	0002087828
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000269504
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Institutional Long Term Global Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Institutional Long Term Global Growth Fund (the "Fund") for the period of February 5, 2026 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/ltgg/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/ltgg/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$29Footnote Reference*	0.70%Footnote Reference**
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Footnote**	Annualized

Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.70%	[2]
AssetsNet	$ 138,236,652
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 210,944
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$138,236,652
  Total number of portfolio holdings38
  Total advisory fees paid, net of waiver$210,944
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	35.6%
Semiconductors	21.8%
Software	10.3%
Auto Parts & Equipment	3.4%
Aerospace/Defense	3.1%
Banks	3.0%
Retail	2.8%
Miscellaneous Manufacturing	2.4%
Healthcare - Products	2.1%
Apparel	2.0%
Commercial Services	2.0%
Pharmaceuticals	1.9%
Biotechnology	1.9%
Other sectors	6.8%
Other assets less liabilities	0.9%
Total	100.0%

C000269505
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Institutional Long Term Global Growth Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Institutional Long Term Global Growth Fund (the "Fund") for the period of February 5, 2026 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/ltgg/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/ltgg/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$26Footnote Reference*	0.63%Footnote Reference**
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Footnote**	Annualized

Expenses Paid, Amount	$ 26	[3]
Expense Ratio, Percent	0.63%	[4]
AssetsNet	$ 138,236,652
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 210,944
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$138,236,652
  Total number of portfolio holdings38
  Total advisory fees paid, net of waiver$210,944
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	35.6%
Semiconductors	21.8%
Software	10.3%
Auto Parts & Equipment	3.4%
Aerospace/Defense	3.1%
Banks	3.0%
Retail	2.8%
Miscellaneous Manufacturing	2.4%
Healthcare - Products	2.1%
Apparel	2.0%
Commercial Services	2.0%
Pharmaceuticals	1.9%
Biotechnology	1.9%
Other sectors	6.8%
Other assets less liabilities	0.9%
Total	100.0%

[1]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
[2]	Annualized
[3]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
[4]	Annualized